As filed with the Securities and Exchange Commission on March 28, 2019

Securities Act File No. 333-226062

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.   ☐

Post-Effective Amendment No. 1 ☒

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Shares of beneficial interest, without par value.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

Part A — Combined Prospectus/Proxy Statement and Part B — Statement of Additional Information, each in the form filed on August 9, 2018 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-226062), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12 to this Registration Statement, the Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement.

PART C

Item 15. Indemnification

Section 9.5 of the SunAmerica Series Trust (the “Registrant”) Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16.	Exhibits

(1)	(i)	Amended and Restated Declaration of Trust dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

	(ii)	Amended and Restated Establishment and Designation of Series dated May 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 16, 2017.

	(iii)	Amended and Restated Establishment and Designation of Series dated June 13, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

	(iv)	Amended and Restated Establishment and Designation of Series dated August 9, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 16, 2017.

	(v)	Amended and Restated Establishment and Designation of Series dated December 19, 2017. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2018.

	(vi)	Amended and Restated Designation of Series of Shares dated March 27, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(2)		Amended and Restated By-Laws dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(3)	None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement).

(5)	None.

(6)	(i)	Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management, LLC (“SunAmerica”) dated January 1, 1999, as amended. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

	(ii)	Subadvisory Agreement between SunAmerica and Alliance Capital Management L.P. dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(iii)	Amendment to the Subadvisory Agreement between SunAmerica and Alliance Capital Management L.P. dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(iv)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Alliance Capital Management L.P. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

	(v)	Amendment No. 3 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated October 3, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(vi)	Amendment No. 4 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated January 23, 2012. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 20, 2012.

	(vii)	Form of Amendment No. 5 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 29, 2012.

	(viii)	Amendment No. 6 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(ix)	Amendment No. 7 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated November 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

	(x)	Subadvisory Agreement between SunAmerica and The Boston Company Asset Management, LLC dated May 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

	(xi)	Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

	(xii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(xiii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated July 20, 2009. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 12, 2010.

(7)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to the Registrant’s Form N-14 filed August 21, 2003.

(8)	None.

(9)	(i)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

	(ii)	Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(10)	(i)	Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares) dated November 29, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

	(ii)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares), as amended, dated January 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(iii)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares) dated November 29, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(11)		Opinion and Consent of Morgan Lewis & Bockius LLP, counsel for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-226062) filed on July 3, 2018.

(12)	Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA Wellington Growth Portfolio, the SA Wellington Growth and Income Portfolio and the SA Wellington Natural Resources Portfolio, each a series of Anchor Series Trust; the SA Columbia Focused Growth Portfolio, a series of Seasons Series Trust; and the SA Boston Company Capital Growth Portfolio and the SA WellsCap Fundamental Growth Portfolio, each a series of the Registrant, into the SA AB Growth Portfolio, a series of the Registrant, is filed herewith.

(13)(i)	Indemnification Agreement between the Registrant and Garrett F. Bouton. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(ii)	Indemnification Agreement between the Registrant and Carl D. Covitz. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(iii)	Indemnification Agreement between the Registrant and Jane Jelenko. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 12, 2007.

(iv)	Indemnification Agreement between the Registrant and Allan L. Sher. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(v)	Indemnification Agreement between the Registrant and Gilbert T. Ray. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(vi)	Indemnification Agreement between the Registrant and Bruce G. Willison. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(14)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-226062) filed on July 3, 2018.

(15)	None.

(16)	Power of Attorney. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-226062) filed on July 3, 2018.

(17)(i)	Form of Proxy Card. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-226062) filed on July 3, 2018.

(17)(ii)	Form of Voting Instruction Card. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-226062) filed on July 3, 2018.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City and the State of New Jersey, on March 28, 2019.

SUNAMERICA SERIES TRUST
(Registrant)

By:	/s/ JOHN T. GENOY
John T. Genoy
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ JOHN T. GENOY	President (Principal Executive Officer)	March 28, 2019

John T. Genoy

	/s/ GREGORY R. KINGSTON	Treasurer (Principal	March 28, 2019

	Gregory R. Kingston	Financial and Accounting Officer)

	*	Trustee and Chairman	March 28, 2019

Bruce G. Willison

	*	Trustee	March 28, 2019

Garrett F. Bouton

	*	Trustee	March 28, 2019

Carl D. Covitz

	*	Trustee	March 28, 2019

Peter A. Harbeck

	*	Trustee	March 28, 2019

Jane Jelenko

	*	Trustee	March 28, 2019

Gilbert T. Ray

	*	Trustee	March 28, 2019

Allan L. Sher

*By:	/s/ EDWARD J. GIZZI
Edward J. Gizzi (Attorney-in-Fact)

EXHIBIT INDEX

Exhibits	Description of Exhibit

12

Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA Wellington Growth Portfolio, the SA Wellington Growth and Income Portfolio and the SA Wellington Natural Resources Portfolio, each a series of Anchor Series Trust; the SA Columbia Focused Growth Portfolio, a series of Seasons Series Trust; and the SA Boston Company Capital Growth Portfolio and the SA WellsCap Fundamental Growth Portfolio, each a series of the Registrant, into the SA AB Growth Portfolio, a series of the Registrant